Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Oct. 12, 2016	Nov. 26, 2016
Subsequent Event [Line Items]
Dividends declared, per share	$ 0.10
Secured loan, term		7 years
Secured long-term loan		$ 300.0
Line of credit facility, term		5 years
Other cash payments to acquire business		$ 60.0
Grand Design [Member]
Subsequent Event [Line Items]
Payments to acquire business		500.0
Payments to acquire business, cash portion		$ 395.0
Payments to acquire business, equity portion (shares)		4,586,555
Payments to acquire business, equity portion (value)		$ 105.0
Revolving credit facility (2) [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 125.0